Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,688,795,240.91	42,975		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.922%		October 15, 2025
Class A-2a Notes	$300,000,000.00	4.32%		August 15, 2027
Class A-2b Notes	$245,000,000.00	4.77208%	*	August 15, 2027
Class A-3 Notes	$545,000,000.00	4.07%		July 15, 2029
Class A-4 Notes	$80,000,000.00	4.11%		July 15, 2030
Class B Notes	$47,370,000.00	4.40%		August 15, 2030
Class C Notes	$31,570,000.00	0.00%		March 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,725,548.46

Principal:
Principal Collections	$28,241,033.70
Prepayments in Full	$13,045,847.63
Liquidation Proceeds	$576,958.65
Recoveries	$182,070.39
Sub Total	$42,045,910.37
Collections	$46,771,458.83

Purchase Amounts:
Purchase Amounts Related to Principal	$151,907.91
Purchase Amounts Related to Interest	$832.76
Sub Total	$152,740.67

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$46,924,199.50

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	13
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$46,924,199.50
Servicing Fee	$949,992.41	$949,992.41	$0.00	$0.00	$45,974,207.09
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$45,974,207.09
Interest - Class A-2a Notes	$664,027.29	$664,027.29	$0.00	$0.00	$45,310,179.80
Interest - Class A-2b Notes	$599,038.49	$599,038.49	$0.00	$0.00	$44,711,141.31
Interest - Class A-3 Notes	$1,848,458.33	$1,848,458.33	$0.00	$0.00	$42,862,682.98
Interest - Class A-4 Notes	$274,000.00	$274,000.00	$0.00	$0.00	$42,588,682.98
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,588,682.98
Interest - Class B Notes	$173,690.00	$173,690.00	$0.00	$0.00	$42,414,992.98
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,414,992.98
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$42,414,992.98
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$42,414,992.98
Regular Principal Payment	$39,620,837.67	$39,620,837.67	$0.00	$0.00	$2,794,155.31
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,794,155.31
Residual Released to Depositor	$0.00	$2,794,155.31	$0.00	$0.00	$0.00
Total		$46,924,199.50

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$39,620,837.67
Total					$39,620,837.67

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$21,809,635.41	$72.70	$664,027.29	$2.21	$22,473,662.70	$74.91
Class A-2b Notes	$17,811,202.26	$72.70	$599,038.49	$2.45	$18,410,240.75	$75.15
Class A-3 Notes	$0.00	$0.00	$1,848,458.33	$3.39	$1,848,458.33	$3.39
Class A-4 Notes	$0.00	$0.00	$274,000.00	$3.43	$274,000.00	$3.43
Class B Notes	$0.00	$0.00	$173,690.00	$3.67	$173,690.00	$3.67
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$39,620,837.67	$25.09	$3,559,214.11	$2.25	$43,180,051.78	$27.34

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$184,452,024.32	0.6148401	$162,642,388.91	0.5421413
Class A-2b Notes	$150,635,819.86	0.6148401	$132,824,617.60	0.5421413
Class A-3 Notes	$545,000,000.00	1.0000000	$545,000,000.00	1.0000000
Class A-4 Notes	$80,000,000.00	1.0000000	$80,000,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,039,027,844.18	0.6580540	$999,407,006.51	0.6329607

Pool Information
Weighted Average APR	4.799%	4.808%
Weighted Average Remaining Term	47.64	46.88
Number of Receivables Outstanding	34,810	34,099
Pool Balance	$1,139,990,895.11	$1,097,476,937.61
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,070,606,801.48	$1,030,985,963.81
Pool Factor	0.6750320	0.6498579

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.66
Yield Supplement Overcollateralization Amount	$66,490,973.80
Targeted Overcollateralization Amount	$98,069,931.10
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$98,069,931.10

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.66

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	13
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		78	$498,209.61
(Recoveries)		20	$182,070.39
Net Loss for Current Collection Period			$316,139.22
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3328%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4921%
Second Prior Collection Period			0.3072%
Prior Collection Period			0.3568%
Current Collection Period			0.3391%
Four Month Average (Current and Prior Three Collection Periods)			0.3738%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		882	$4,556,897.85
(Cumulative Recoveries)			$328,198.47
Cumulative Net Loss for All Collection Periods			$4,228,699.38
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2504%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,166.55
Average Net Loss for Receivables that have experienced a Realized Loss			$4,794.44

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.77%	217	$8,414,664.84
61-90 Days Delinquent	0.16%	39	$1,772,413.19
91-120 Days Delinquent	0.01%	3	$136,053.63
Over 120 Days Delinquent	0.03%	6	$275,837.44
Total Delinquent Receivables	0.97%	265	$10,598,969.10

Repossession Inventory:
Repossessed in the Current Collection Period		28	$1,291,960.09
Total Repossessed Inventory		43	$1,844,287.58

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1494%
Prior Collection Period			0.1149%
Current Collection Period			0.1408%
Three Month Average			0.1350%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1990%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	13

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	77	$3,220,181.35
2 Months Extended	122	$5,368,708.68
3+ Months Extended	26	$1,058,719.19

Total Receivables Extended	225	$9,647,609.22
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer